Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes Total Return Government Bond Fund
CIK	dei_EntityCentralIndexKey	0000946868
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2024
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Total Return Government Bond Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTRGX
Federated Hermes Total Return Government Bond Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFTGSX
Federated Hermes Total Return Government Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTGLX